United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/18

Date of Reporting Period: 03/31/18

Item 1.	Reports to Stockholders

Annual Shareholder Report
March 31, 2018
Share Class | Ticker	A | FRSAX	C | FRICX	Institutional | FFRSX	R6 | FFRLX

Federated Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2017 through March 31, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Floating Rate Strategic Income Fund (the “Fund”), based on net asset value for the 12-month reporting period ended March 31, 2018, was 3.01% for the Class A Shares, 2.34% for the Class C Shares, 3.37% for the Institutional Shares and 3.38% for the Class R6 Shares. The 3.38% total return for the R6 Shares during the reporting period consisted of 3.88% of dividends and reinvestments and -0.50% of depreciation in the net asset value of the shares. The ICE BofAML US 3-Month Treasury Bill Index (BAML3MT),1 the Fund's broad-based securities market index, had a total return of 1.11%, and the Fund's custom blended index (“Blended Benchmark”)2 (55% Credit Suisse Leveraged Loan Index (CSLLI)/30% ICE BofAML 1-Year US Treasury Note Index (BAML1YT)/15% 1-Month London InterBank Offered Rate (LIBOR)) had a total return of 2.95% for the same reporting period. The Fund's total return during the reporting period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BAML3MT or the Blended Benchmark.
During the reporting period, the primary components of the Fund's investment strategy which affected performance relative to the Blended Benchmark were: (a) allocation of Fund assets among the following three broad sectors: domestic noninvestment-grade,3 domestic investment-grade and foreign;4 (b) the selection of securities within each of the Fund's sectors; and (c) duration5 management utilizing derivatives in conjunction with anticipated interest rate changes.
The following discussion will focus on the performance of the Fund's R6 Shares.
MARKET OVERVIEW
During the reporting period, domestic leveraged finance asset classes generated positive absolute total returns. This included the U.S. leveraged loan market. Credit spreads contracted and asset prices increased modestly in the U.S. leveraged loan market as positive fundamental and technical factors continued to provide support. In fact, the spread between the CSLLI and 3-month LIBOR (a common benchmark rate for floating rate assets), as measured by a 3-year discount margin, decreased from 444 basis points at the beginning of the period to 396 basis points by the end of the reporting period.6 The average price of assets in the CSLLI (excluding defaulted constituents) increased from $97.78 to $98.50 during the same timeframe.
Annual Shareholder Report

During the reporting period, positive performance in the U.S. leveraged loan market was driven by favorable economic conditions, solid credit fundamental metrics and healthy technical demand factors. Encouraging employment data and federal tax reform passage in the U.S. stimulated stronger levels of consumer and business confidence. Corporate credit quality remained positive as leveraged borrowers, for the most part, benefited from good cash flow generation and balance sheet management, leading to continued modest default experience by historical standards. As the Federal Reserve (the “Fed”) hiked the federal funds target rate three times during the reporting period, overall investor demand for leveraged loan assets was strong throughout most of the reporting period given the attractive yield and limited interest rate duration risk of the asset class.
While the favorable economic backdrop and healthy fundamental underpinnings in leveraged finance were important tailwinds, most risk markets experienced heightened volatility in the late stages of the reporting period as investors evaluated asset valuation levels in the context of rising interest rates. In addition, elevated protectionist rhetoric from the U.S. and China added to investor angst as trade war scenarios were evaluated. These factors negatively impacted the U.S. high yield and equity markets in the final quarter, while the U.S. leveraged loan market fared better given strong demand for floating rate assets.
With the favorable economic picture and tightening labor markets in the U.S., short-term rates moved higher in conjunction with the Fed actions. For example, the 3-month LIBOR advanced higher from 1.15% at the beginning of the period to 2.31% at the end of the reporting period. Despite heavy refinancing and re-pricing activity by corporate borrowers in the U.S. leveraged loan market, the overall interest coupon level shifted higher during the reporting period.
SECTOR ALLOCATION
The Fund's sector weightings were a positive contributor to performance relative to the Blended Benchmark. In general, the Fund assets were positioned with an overweight weighting to the riskier domestic noninvestment-grade sector and an underweight weighting to higher quality domestic investment-grade sector during the reporting period. Lower quality leveraged loan assets with a higher degree of credit risk outperformed higher quality floating rate assets with a lower degree of credit risk in an environment of spread tightening and positive economic conditions during the reporting period.
SECURITY SELECTION
Overall positive security selection contributed to the Fund's outperformance relative to the Blended Benchmark during the reporting period. Within the domestic noninvestment-grade sector, the Fund's portfolio slightly outperformed that piece of the Blended Benchmark. Fund holdings in various higher quality floating rate asset classes,7 including bank loans,8 floating rate corporate bonds and agency-backed mortgages, produced blended returns
Annual Shareholder Report

which comfortably exceeded that portion of the Blended Benchmark. Within the foreign sector, leveraged bank loans, trade finance instruments and corporate bonds from foreign-domiciled issuers contributed positively to returns which exceeded that portion of the Blended Benchmark.
DURATION MANAGEMENT
The Fund's position in Treasury futures contracts9 was a positive contributor to performance relative to the Blended Benchmark during the reporting period, given the upward trends in longer term Treasury yields during the reporting period.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the BAML3MT.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the Blended Benchmark.
3	Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
4	International investing involves special risks including currency risks, increased volatility, political risks and differences in auditing and other financial standards.
5	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer duration are more sensitive to changes in interest rates than securities of shorter durations.
6	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
7	Variable and floating rate loans and securities generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, variable and floating-rate loans and securities generally will not increase in value as much as fixed-rate debt instruments if interest rates decline.
8	In addition to the risks generally associated with debt instruments such as credit, market, interest rate, liquidity and derivatives risk, leveraged loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.
9	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Floating Rate Strategic Income Fund (the “Fund”) from February 23, 2011 to March 31, 2018 for Class A Shares and December 3, 2010 to March 31, 2018 for Class C Shares and Institutional Shares compared to the ICE BofAML US 3-Month Treasury Bill Index (BAML3MT),2,3 the Fund's broad-based securities market index, and a blend of indexes comprised of 55% Credit Suisse Leveraged Loan Index (CSLLI)4/30% BofAML 1-Year US Treasury Note Index (BAML1YT)5/15% 1-Month London Interbank Offered Rate (LIBOR)6 (the “Blended Benchmark”). The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2018
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS A SHARES
Growth of $10,000 as of March 31, 2018
■	Total returns shown for Class A Shares include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graphs above.
Average Annual Total Returns Table for the Period Ended 3/31/2018
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Year	Start of Performance*
Class A Shares	0.99%	2.69%	3.08%
Class C Shares[7]	1.35%	2.45%	2.34%
Institutional Shares	3.37%	3.47%	3.83%
Class R6 Shares[8]	3.38%	3.38%	3.34%
BAML3MT	1.11%	0.34%	0.26%
Blended Benchmark	2.95%	2.50%	2.87%
*	The Fund's Class A Shares start of performance date was February 23, 2011. The Fund's Class C Shares, Institutional Shares and Class R6 Shares start of performance date was December 3, 2010. The returns of the BAML3MT and Blended Benchmark are from the Institutional Shares start of performance date.
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800); for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML3MT and the Blended Benchmark have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The BAML3MT and the Blended Benchmark are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The BAML3MT is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. Effective October 22, 2017, the index name changed from “BofA ML US 3-Month Treasury Bill Index” to “ICE BofAML US 3-Month Treasury Bill Index.”
4	The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market.
5	The BAML1YT is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. Effective October 22, 2017, the index name changed from “BofA ML 1-Year US Treasury Note Index” to “ICE BofAML 1-Year US Treasury Note Index.”
6	LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
7	The Fund's Class C Shares commenced operations on September 6, 2013. For the period prior to the commencement of operations of Class C Shares, the performance information shown is for the Fund's Institutional Shares performance adjusted to reflect the expenses of Class C Shares for each year for which the expenses of Class C Shares would have exceeded the actual expenses paid by Institutional Shares. The performance shown in the table above also has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Institutional Shares and Class C Shares.
8	The Fund's Class R6 Shares commenced operations on December 27, 2016. For the period prior to the commencement of operations of the Class R6 Shares, the performance information shown is for Institutional Shares, which has been adjusted to reflect the expenses of Class R6 Shares for each year for which the Fund's Class R6 expenses would have exceeded the actual expenses paid by the Fund's Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Floating Rate Loans	54.1%
Corporate Debt Securities	28.0%
Trade Finance Agreements	7.4%
Asset-Backed Securities	4.0%
Collateralized Mortgage Obligations	2.3%
Other Security Type[3]	2.4%
U.S. Government Agency Adjustable Rate Mortgage Securities	0.1%
Derivative Contracts[4,5]	(0.0)%
Cash Equivalents[6]	3.8%
Other Assets and Liabilities—Net[7]	(2.1)%
TOTAL	100.0%
1	See the Fund's prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Other Security Type consists of an exchange-traded fund.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.01%.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2018
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
$ 116,520		FHLMC ARM 781523, 3.009%, 5/01/2034	$122,821
145,661		FHLMC ARM 1H2662, 3.498%, 5/01/2036	151,542
197,467		FHLMC ARM 848194, 3.627%, 8/01/2035	206,165
130,687		FHLMC ARM 848746, 3.677%, 7/01/2034	136,755
		TOTAL	617,283
		Federal National Mortgage Association ARM—0.0%
59,295		FNMA ARM 745059, 3.254%, 9/01/2035	60,609
78,818		FNMA ARM 881959, 3.46%, 2/01/2036	80,653
54,524		FNMA ARM 810320, 3.696%, 4/01/2034	57,627
		TOTAL	198,889
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $825,740)	816,172
		CORPORATE BONDS—28.0%
		Aerospace/Defense—0.4%
3,805,000		Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	3,970,327
		Automotive—2.2%
3,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.173%, (3-month USLIBOR +0.340%), 2/14/2020	3,009,146
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.317%, (3-month USLIBOR +0.530%), 5/5/2020	2,009,078
3,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.334%, (3-month USLIBOR +0.630%), 1/6/2020	3,020,369
3,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.208%, (3-month USLIBOR +0.430%), 11/2/2020	2,987,896
2,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.704%, (3-month USLIBOR +1.000%), 1/9/2020	2,016,174
2,145,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.565%, (3-month USLIBOR +1.270%), 3/28/2022	2,176,819
2,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.722%, (3-month USLIBOR +0.520%), 3/15/2021	2,003,201
2,400,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.985%, (3-month USLIBOR +0.690%), 9/28/2022	2,403,941
2,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 2.395%, (3-month USLIBOR +0.690%), 1/11/2022	2,027,216
		TOTAL	21,653,840
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—1.1%
$ 2,000,000		Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	$2,031,000
2,000,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 3/1/2023	1,930,000
2,000,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,989,400
5,000,000		Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	4,968,750
		TOTAL	10,919,150
		Chemicals—0.5%
2,000,000		Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	2,035,000
3,000,000		Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	3,056,250
		TOTAL	5,091,250
		Consumer Cyclical - Retailers—0.1%
1,000,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.589%, (3-month USLIBOR +0.500%), 12/13/2019	1,001,718
		Consumer Products—0.3%
3,200,000		Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	3,288,000
		Environmental—0.1%
600,000		Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	611,742
		Finance Companies—1.9%
600,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	617,879
3,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	3,077,469
3,000,000	[1]	American Express Co., 2.606%, (3-month USLIBOR +0.650%), 2/27/2023	2,992,415
2,000,000	[1]	American Express Co., Sr. Unsecd. Note, 2.383%, (3-month USLIBOR +0.610%), 8/1/2022	1,998,827
3,000,000	[1]	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.725%, (3-month USLIBOR +0.700%), 3/3/2022	3,028,876
1,475,000		Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2023	1,460,722
4,000,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	3,945,000
2,250,000		Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	2,212,763
		TOTAL	19,333,951
		Financial Institutions—5.9%
2,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.958%, (3-month USLIBOR +0.650%), 4/1/2022	2,008,494
3,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.741%, (3-month USLIBOR +1.000%), 4/24/2023	3,023,165
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$ 3,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.124%, (3-month USLIBOR +0.380%), 1/23/2022	$2,985,611
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.905%, (3-month USLIBOR +1.160%), 1/20/2023	2,026,199
2,000,000	[1]	Branch Banking & Trust Co., Sr. Unsecd. Note, 2.172%, (3-month USLIBOR +0.450%), 1/15/2020	2,005,648
2,310,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.917%, (3-month USLIBOR +1.150%), 1/30/2023	2,320,089
2,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.436%, (3-month USLIBOR +1.430%), 9/1/2023	2,050,000
2,120,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, 2.557%, (3-month USLIBOR +0.540%), 3/2/2020	2,122,630
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.556%, (3-month USLIBOR +0.750%), 2/23/2023	2,990,336
2,920,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.862%, (3-month USLIBOR +1.110%), 4/26/2022	2,946,511
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.075%, (3-month USLIBOR +1.050%), 6/5/2023	3,017,627
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.645%, (3-month USLIBOR +0.900%), 4/25/2023	2,008,885
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.722%, (3-month USLIBOR +1.000%), 1/15/2023	2,018,281
2,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.015%, (3-month USLIBOR +0.270%), 1/25/2021	2,001,337
2,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.483%, (3-month USLIBOR +0.610%), 5/18/2022	2,016,719
3,900,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.646%, (3-month USLIBOR +0.640%), 12/1/2021	3,894,907
1,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.675%, (3-month USLIBOR +0.930%), 7/22/2022	1,004,261
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.294%, (3-month USLIBOR +0.550%), 2/10/2021	2,001,640
3,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.011%, (3-month USLIBOR +1.220%), 5/8/2024	3,050,249
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.141%, (3-month USLIBOR +1.400%), 10/24/2023	2,046,665
3,000,000	[1]	Regions Bank, Alabama, Sr. Unsecd. Note, 2.688%, (3-month USLIBOR +0.380%), 4/1/2021	2,997,943
2,500,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 1.884%, (3-month USLIBOR +0.140%), 10/23/2020	2,487,988
2,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.741%, (3-month USLIBOR +0.930%), 2/11/2022	2,013,341
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$ 2,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.851%, (3-month USLIBOR +1.110%), 1/24/2023	$2,028,470
2,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.002%, (3-month USLIBOR +1.230%), 10/31/2023	2,030,347
		TOTAL	59,097,343
		Food & Beverage—0.9%
1,130,000	[1]	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, Series 5FRN, 3.052%, (3-month USLIBOR +0.740%), 1/12/2024	1,137,533
3,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.631%, (3-month USLIBOR +0.820%), 8/10/2022	3,023,451
3,000,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 2.143%, (3-month USLIBOR +0.365%), 5/2/2022	3,023,283
1,360,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 2.342%, (3-month USLIBOR +0.450%), 8/21/2020	1,362,548
		TOTAL	8,546,815
		Gaming—0.5%
4,775,000		Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	4,619,812
		Health Care—3.4%
2,000,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.125%, 7/1/2022	2,010,000
3,000,000		Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,857,500
2,000,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	2,019,000
3,000,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.055%, (3-month USLIBOR +1.030%), 6/6/2022	3,011,017
2,520,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 2.777%, (3-month USLIBOR +0.720%), 3/9/2021	2,540,003
1,000,000		Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,000,000
5,650,000		Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	5,537,000
3,625,000		Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	3,706,599
4,900,000		SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	4,936,750
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,092,500
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.50%, 3/1/2019	1,015,000
3,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	2,947,500
		TOTAL	33,672,869
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—2.4%
$ 2,000,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	$2,050,000
750,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 2.828%, (3-month USLIBOR +0.650%), 9/19/2022	758,014
2,000,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	2,010,000
2,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 2.505%, (3-month USLIBOR +0.480%), 3/3/2022	2,022,055
3,000,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	2,861,250
2,000,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	2,033,480
2,000,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,935,080
4,000,000		Range Resources Corp., Sr. Unsecd. Note, 5.00%, 8/15/2022	3,890,000
3,000,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	2,887,500
4,100,000		Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	3,582,375
		TOTAL	24,029,754
		Insurance - P&C—0.8%
3,550,000		Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	3,558,875
1,000,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,036,250
2,900,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	3,008,750
		TOTAL	7,603,875
		Media Entertainment—0.3%
3,000,000	[1]	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 2.215%, (3-month USLIBOR +0.190%), 6/5/2020	3,006,802
		Metals & Mining—0.2%
2,000,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	1,937,800
		Midstream—0.5%
275,000		NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 8/15/2022	274,313
4,000,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	3,870,000
1,350,000		Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	1,304,437
		TOTAL	5,448,750
		Oil Field Services—0.4%
3,925,000		Sesi LLC, 7.125%, 12/15/2021	4,003,500
		Packaging—0.8%
3,800,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, Series 144A, 4.25%, 9/15/2022	3,790,500
2,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	2,015,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$ 1,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	$1,023,750
1,000,000		Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,032,500
		TOTAL	7,861,750
		Pharmaceuticals—2.5%
2,075,000		Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	2,095,750
6,000,000		Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	4,575,000
1,000,000		Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2022	825,000
4,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	4,055,000
725,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	692,375
7,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 8/1/2022	6,020,000
3,000,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.80%, 7/21/2023	2,543,950
2,000,000		Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,917,500
2,000,000		Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	1,782,500
		TOTAL	24,507,075
		Retailers—0.2%
8,000		Penney (J.C.) Co., Inc., 5.65%, 6/1/2020	8,230
2,000,000		Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	1,922,500
		TOTAL	1,930,730
		Technology—0.9%
3,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 2.300%, (3-month USLIBOR +0.500%), 2/9/2022	3,036,938
1,300,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	1,334,223
3,000,000	[1]	IBM Corp., Sr. Unsecd. Note, 1.990%, (3-month USLIBOR +0.230%), 1/27/2020	3,006,796
1,550,000		Symantec Corp., Sr. Unsecd. Note, 3.95%, 6/15/2022	1,552,677
		TOTAL	8,930,634
		Utility - Electric—0.6%
525,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 2.942%, (3-month USLIBOR +0.650%), 3/27/2020	525,220
4,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.25%, 7/15/2022	4,138,800
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 1,750,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	$1,686,563
		TOTAL	6,350,583
		Wireless Communications—1.1%
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 2.723%, (3-month USLIBOR +0.890%), 2/14/2023	4,058,244
2,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 3.232%, (3-month USLIBOR +0.930%), 6/30/2020	2,021,693
2,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.948%, (3-month USLIBOR +0.770%), 6/17/2019	2,014,963
410,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 3.857%, (3-month USLIBOR +1.750%), 9/14/2018	412,497
2,500,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 3.145%, (3-month USLIBOR +1.000%), 3/16/2022	2,549,200
		TOTAL	11,056,597
		TOTAL CORPORATE BONDS (IDENTIFIED COST $279,867,008)	278,474,667
	[1]	ASSET-BACKED SECURITIES—4.0%
		Auto Receivables—0.1%
1,337,218		Chesapeake Funding II LLC 2016-2A, Class A2, 2.777%, (1-month USLIBOR +1.000%), 6/15/2028	1,342,017
		Credit Card—3.6%
5,000,000		American Express Credit Account Master 2013-1, Class A, 2.197%, (1-month USLIBOR +0.420%), 2/16/2021	5,005,087
1,500,000		American Express Credit Account Master 2013-1, Class B, 2.477%, (1-month USLIBOR +0.700%), 2/16/2021	1,502,194
5,000,000		American Express Credit Account Master Trust 2014-1, Class A, 2.147%, (1-month USLIBOR +0.370%), 12/15/2021	5,014,004
6,000,000		Bank of America Credit Card 2016-A1, Class A, 2.167%, (1-month USLIBOR +0.390%), 10/15/2021	6,019,489
3,000,000		Cards II Trust, Class A, 2.477%, (1-month USLIBOR +0.700%), 7/15/2021	3,004,727
10,000,000		Chase Issuance Trust 2013-A9, Class A, 2.197%, (1-month USLIBOR +0.420%), 11/16/2020	10,019,364
2,800,000		Evergreen Credit Card Trust Series 2016-1, Class A, 2.497%, (1-month USLIBOR +0.720%), 4/15/2020	2,800,664
2,100,000		Master Credit Card Trust 2018-1A, Class A, 2.331%, (1-month USLIBOR +0.490%), 7/22/2024	2,104,813
		TOTAL	35,470,342
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ASSET-BACKED SECURITIES—continued
		Other—0.2%
$ 2,200,000		PFS Financing Corp. 2018-A, Class A, 2.177%, (1-month USLIBOR +0.400%), 2/15/2022	$2,201,920
		Student Loans—0.1%
1,056,585		SLM Student Loan Trust 2013-C, Class A2B, 3.177%, (1-month USLIBOR +1.400%), 10/15/2031	1,064,711
		TOTAL ASSET-BACKED SECURITIES} (IDENTIFIED COST $40,078,608)	40,078,990
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—2.3%
		Commercial Mortgage—0.1%
600,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.836%, (1-month USLIBOR +1.050%), 7/15/2046	606,137
		Federal Home Loan Mortgage Corporation—0.8%
1,634,940		REMIC 2976 KJ, 2.127%, (1-month USLIBOR +0.350%), 5/15/2035	1,632,635
278,774		REMIC 3122 FE, 2.077%, (1-month USLIBOR +0.300%), 3/15/2036	277,964
702,496		REMIC 3241 FM, 2.157%, (1-month USLIBOR +0.380%), 11/15/2036	702,131
1,377,891		REMIC 3922 CF, 2.177%, (1-month USLIBOR +0.400%), 4/15/2041	1,377,092
4,386,871		REMIC 4097 KF, 2.077%, (1-month USLIBOR +0.300%), 9/15/2031	4,394,798
		TOTAL	8,384,620
		Federal National Mortgage Association—1.0%
578,695		REMIC 2006-111 FA, 2.252%, (1-month USLIBOR +0.380%), 11/25/2036	578,632
2,808,560		REMIC 2006-85 PF, 2.252%, (1-month USLIBOR +0.380%), 9/25/2036	2,822,101
973,064		REMIC 2006-99 AF, 2.292%, (1-month USLIBOR +0.420%), 10/25/2036	974,580
180,243		REMIC 2010-134 BF, 2.302%, (1-month USLIBOR +0.430%), 10/25/2040	180,363
350,363		REMIC 2010-135 FP, 2.272%, (1-month USLIBOR +0.400%), 12/25/2040	350,872
847,438		REMIC 2012-135 FA, 2.172%, (1-month USLIBOR +0.300%), 11/25/2039	847,692
1,207,715		REMIC 2012-79 F, 2.322%, (1-month USLIBOR +0.450%), 7/25/2042	1,209,434
3,307,812		REMIC 2014-73 FA, 2.222%, (1-month USLIBOR +0.350%), 11/25/2044	3,317,218
		TOTAL	10,280,892
		Non-Agency Mortgage—0.4%
583,402		Gosforth Funding PLC 2016-1A, Class A1A, 2.539%, (3-month USLIBOR +0.700%), 2/15/2058	584,737
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$ 2,900,000		Silverstone Master Issuer 2018-1A, Class 1A, 2.12%, (3-month USLIBOR +0.390%), 1/21/2070	$2,900,076
		TOTAL	3,484,813
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $22,768,571)	22,756,462
	[1]	FLOATING RATE LOANS—4.1%
		Automotive—0.2%
2,000,000		Goodyear Tire & Rubber Co., Term Loan—2nd Lien, 3.710%, (3-month USLIBOR +2.000%), 3/7/2025	2,010,830
		Cable Satellite—0.9%
5,985,000		Charter Communications Operating LLC, Term Loan—1st Lien, 3.88%, (3-month USLIBOR +2.000%), 4/30/2025	6,013,967
3,500,000		Virgin Media Bristol LLC, Term Loan—1st Lien, 4.277%, (3-month USLIBOR +2.500%), 1/15/2026	3,521,875
		TOTAL	9,535,842
		Chemicals—0.3%
1,105,263		WR Grace & Co-Conn, Term Loan—1st Lien, 4.062%, (3-month USLIBOR +1.750%), 4/3/2025	1,110,099
1,894,737		WR Grace & Co-Conn, Term Loan—1st Lien, 4.312%, (3-month USLIBOR +2.000%), 4/3/2025	1,903,026
		TOTAL	3,013,125
		Food & Beverage—0.4%
2,418,214		Aramark Services, Inc., Term Loan—1st Lien, 3.877%, (3-month USLIBOR +2.000%), 3/28/2024	2,437,113
1,496,250		Aramark Services, Inc., Term Loan—1st Lien, 3.877%, (3-month USLIBOR +2.000%), 3/11/2025	1,508,407
		TOTAL	3,945,520
		Gaming—0.3%
911,800		Las Vegas Sands Corp., Term Loan—1st Lien, 4.312%, (3-month USLIBOR +2.000%), 3/29/2024	914,699
477,500		Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 5.058%, (3-month USLIBOR +2.750%), 5/14/2020	481,282
1,243,750		Seminole Tribe of Florida, Inc., Term Loan—1st Lien, 4.312%, (3-month USLIBOR +2.000%), 7/6/2024	1,249,863
		TOTAL	2,645,844
		Health Care—0.1%
205,575		HCA, Inc., Term Loan—1st Lien, 3.627%, (3-month USLIBOR +1.750%), 3/18/2023	206,699
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 500,000		HCA, Inc., Term Loan—1st Lien, 4.312%, (3-month USLIBOR +2.000%), 3/13/2025	$504,412
		TOTAL	711,111
		Lodging—0.4%
3,249,928		Hilton Worldwide Finance LLC, Term Loan—1st Lien, 3.871%, (3-month USLIBOR +2.000%), 10/25/2023	3,270,711
500,000		Wyndham Hotels & Resorts, Inc., Term Loan—1st Lien, 4.062%, (3-month USLIBOR +1.750%), 3/29/2025	501,875
		TOTAL	3,772,586
		Media Entertainment—0.2%
750,000		Lamar Media Corp., Term Loan—1st Lien, 3.563%, (3-month USLIBOR +1.750%), 3/16/2025	752,580
987,538		Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.718%, (3-month USLIBOR +2.000%), 10/4/2023	991,601
		TOTAL	1,744,181
		Packaging—0.3%
1,500,000		Crown Americas LLC, Term Loan—1st Lien, 4.312%, (3-month USLIBOR +2.000%), 1/29/2025	1,515,353
1,788,556		SIG Combibloc, Term Loan—1st Lien, 4.627%, (3-month USLIBOR +3.000%), 3/13/2022	1,800,995
		TOTAL	3,316,348
		Restaurants—0.1%
1,477,575		KFC Holding Co., Term Loan—1st Lien, 3.808%, (3-month USLIBOR +2.000%), 6/16/2023	1,484,047
		Retailers—0.2%
1,745,625		Hanesbrands, Inc., Term Loan—1st Lien, 3.627%, (3-month USLIBOR +1.750%), 12/15/2024	1,756,169
		Technology—0.6%
1,496,250		DELL International LLC, Term Loan—1st Lien, 3.88%, (3-month USLIBOR +2.000%), 9/7/2023	1,499,362
987,500		Leidos Innovations Corp., Term Loan—1st Lien, 3.688%, (3-month USLIBOR +2.000%), 8/16/2023	994,783
2,766,949		Sensata Technologies B.V., Term Loan—1st Lien, 4.062%, (3-month USLIBOR +1.750%), 10/14/2021	2,789,860
497,500		TTM Technologies, Term Loan—1st Lien, 4.377%, (3-month USLIBOR +2.500%), 9/28/2024	499,470
		TOTAL	5,783,475
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Utility - Electric—0.1%
$ 987,500		Dayton Power & Light Co., Term Loan—1st Lien, 3.88%, (3-month USLIBOR +2.000%), 8/24/2022	$993,677
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $40,645,360)	40,712,755
		INVESTMENT COMPANIES—61.5%
50,930,403		Federated Bank Loan Core Fund	514,906,376
12,614,009		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.78%[2]	12,611,486
9,134,047		Federated Project and Trade Finance Core Fund	82,754,466
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $616,117,418)	610,272,328
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,000,302,705)[3]	993,111,374
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	246,977
		TOTAL NET ASSETS—100%	$993,358,351
At March 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
5U.S. Treasury Note 5-Year Short Futures	160	$18,313,750	June 2018	$(86,624)
5U.S. Treasury Note 10-Year Short Futures	300	$36,342,188	June 2018	$(286,640)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(373,264)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended March 31, 2018, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2017	45,109,064	22,438,967	8,696,640	76,244,671
Purchases/Additions	7,400,515	265,446,161	437,407	273,284,083
Sales/Reductions	(1,579,176)	(275,271,119)	—	(276,850,295)
Balance of Shares Held 3/31/2018	50,930,403	12,614,009	9,134,047	72,678,459
Value	$514,906,376	$12,611,486	$82,754,466	$610,272,328
Change in Unrealized Appreciation/ Depreciation	$(1,739,198)	$(2,804)	$(1,341,586)	$(3,083,588)
Net Realized Gain/(Loss)	$(211,427)	$(119)	$—	$(211,546)
Dividend Income	$25,330,102	$129,925	$3,584,548	$29,044,575
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment
Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of Federated Bank Loan Core Fund (BLCORE), a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from
BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 51.8% of its net assets at March 31, 2018. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $1,001,646,540.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$816,172	$—	$816,172
Corporate Bonds	—	278,474,667	—	278,474,667
Asset-Backed Securities	—	40,078,990	—	40,078,990
Collateralized Mortgage Obligations	—	22,756,462	—	22,756,462
Floating Rate Loans	—	40,712,755	—	40,712,755
Investment Companies[1]	12,611,486	—	—	610,272,328
TOTAL SECURITIES	$12,611,486	$382,839,046	$—	$993,111,374
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	$(373,264)	$—	$—	$(373,264)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(373,264)	$—	$—	$(373,264)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $597,660,842 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in BLCORE is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.99	$9.65	$9.94	$10.06	$10.08
Income From Investment Operations:
Net investment income	0.35	0.33	0.32	0.31[1]	0.33
Net realized and unrealized gain (loss)	(0.05)	0.34	(0.29)	(0.11)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.30	0.67	0.03	0.20	0.32
Less Distributions:
Distributions from net investment income	(0.35)	(0.33)	(0.32)	(0.32)	(0.34)
Distributions from net realized gain	—	—	—	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.35)	(0.33)	(0.32)	(0.32)	(0.34)
Net Asset Value, End of Period	$9.94	$9.99	$9.65	$9.94	$10.06
Total Return[3]	3.01%	7.07%	0.34%	2.06%	3.21%
Ratios to Average Net Assets:
Net expenses	1.03%	1.04%	1.04%	1.04%	1.00%
Net investment income	3.46%	3.35%	3.26%	3.13%	3.21%
Expense waiver/reimbursement[4]	0.10%	0.11%	0.11%	0.11%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$385,448	$352,980	$275,135	$308,242	$326,289
Portfolio turnover	15%	16%	25%	26%	8%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended March 31,				Period Ended 3/31/2014[1]
	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.00	$9.66	$9.95	$10.07	$10.05
Income From Investment Operations:
Net investment income	0.28	0.27	0.26	0.25[2]	0.16
Net realized and unrealized gain (loss)	(0.05)	0.34	(0.29)	(0.11)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.61	(0.03)	0.14	0.18
Less Distributions:
Distributions from net investment income	(0.28)	(0.27)	(0.26)	(0.26)	(0.16)
Distributions from net realized gain	—	—	—	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.28)	(0.27)	(0.26)	(0.26)	(0.16)
Net Asset Value, End of Period	$9.95	$10.00	$9.66	$9.95	$10.07
Total Return[4]	2.34%	6.39%	(0.29)%	1.41%	1.81%
Ratios to Average Net Assets:
Net expenses	1.68%	1.68%	1.67%	1.69%	1.65%[5]
Net investment income	2.81%	2.71%	2.63%	2.51%	2.49%[5]
Expense waiver/reimbursement[6]	0.13%	0.11%	0.11%	0.11%	0.24%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$45,759	$42,067	$29,378	$24,105	$15,826
Portfolio turnover	15%	16%	25%	26%	8%[7]
1	Reflects operations for the period from September 6, 2013 (date of initial investment) to March 31, 2014.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2014.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.99	$9.65	$9.94	$10.06	$10.08
Income From Investment Operations:
Net investment income	0.38	0.37	0.36	0.35[1]	0.36
Net realized and unrealized gain (loss)	(0.05)	0.34	(0.29)	(0.11)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.71	0.07	0.24	0.35
Less Distributions:
Distributions from net investment income	(0.38)	(0.37)	(0.36)	(0.36)	(0.37)
Distributions from net realized gain	—	—	—	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.38)	(0.37)	(0.36)	(0.36)	(0.37)
Net Asset Value, End of Period	$9.94	$9.99	$9.65	$9.94	$10.06
Total Return[3]	3.37%	7.44%	0.69%	2.42%	3.57%
Ratios to Average Net Assets:
Net expenses	0.68%	0.69%	0.69%	0.69%	0.65%
Net investment income	3.82%	3.69%	3.61%	3.48%	3.57%
Expense waiver/reimbursement[4]	0.12%	0.11%	0.11%	0.11%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$561,017	$464,819	$267,138	$249,630	$273,826
Portfolio turnover	15%	16%	25%	26%	8%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 3/31/2018	Period Ended 3/31/2017[1]
Net Asset Value, Beginning of Period	$9.99	$9.97
Income From Investment Operations:
Net investment income	0.38	0.09
Net realized and unrealized gain (loss)	(0.05)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.11
Less Distributions:
Distributions from net investment income	(0.38)	(0.09)
Net Asset Value, End of Period	$9.94	$9.99
Total Return[2]	3.38%	1.07%
Ratios to Average Net Assets:
Net expenses	0.66%	0.69%[3]
Net investment income	3.87%	3.49%[3]
Expense waiver/reimbursement[4]	0.07%	0.12%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,134	$0[5]
Portfolio turnover	15%	16%[6]
1	Reflects operations for the period from December 27, 2016 (date of initial investment) to March 31, 2017.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2018
Assets:
Investment in securities, at value including $610,272,328 of investment in affiliated holdings (identified cost $1,000,302,705)		$993,111,374
Cash		67,419
Restricted cash (Note 2)		374,600
Income receivable		2,988,562
Income receivable from affiliated holdings		2,540,880
Receivable for investments sold		31,219
Receivable for shares sold		4,554,922
TOTAL ASSETS		1,003,668,976
Liabilities:
Payable for investments purchased	$6,626,250
Payable for shares redeemed	2,756,355
Payable for daily variation margin on futures contracts	87,778
Income distribution payable	295,488
Payable to adviser (Note 5)	43,186
Payable for administrative fees (Note 5)	6,511
Payable for Directors'/Trustees' fees (Note 5)	285
Payable for distribution services fee (Note 5)	61,084
Payable for other service fees (Notes 2 and 5)	93,193
Accrued expenses (Note 5)	340,495
TOTAL LIABILITIES		10,310,625
Net assets for 99,928,156 shares outstanding		$993,358,351
Net Assets Consist of:
Paid-in capital		$1,004,401,524
Net unrealized depreciation		(7,564,595)
Accumulated net realized loss		(3,502,158)
Undistributed net investment income		23,580
TOTAL NET ASSETS		$993,358,351
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($385,447,843 ÷ 38,774,582 shares outstanding), no par value, unlimited shares authorized	$9.94
Offering price per share (100/98.00 of $9.94)	$10.14
Redemption proceeds per share	$9.94
Class C Shares:
Net asset value per share ($45,759,401 ÷ 4,598,204 shares outstanding), no par value, unlimited shares authorized	$9.95
Offering price per share	$9.95
Redemption proceeds per share (99.00/100 of $9.95)	$9.85
Institutional Shares:
Net asset value per share ($561,017,202 ÷ 56,441,253 shares outstanding), no par value, unlimited shares authorized	$9.94
Offering price per share	$9.94
Redemption proceeds per share	$9.94
Class R6 Shares:
Net asset value per share ($1,133,905 ÷ 114,117 shares outstanding), no par value, unlimited shares authorized	$9.94
Offering price per share	$9.94
Redemption proceeds per share	$9.94
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2018
Investment Income:
Dividends (including $29,044,575 received from affiliated holdings, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $169)			$29,044,406
Interest			13,392,593
TOTAL INCOME			42,436,999
Expenses:
Investment adviser fee (Note 5)		$5,669,134
Administrative fee (Note 5)		752,132
Custodian fees		38,572
Transfer agent fee (Note 2)		605,723
Directors'/Trustees' fees (Note 5)		8,689
Auditing fees		28,770
Legal fees		12,391
Portfolio accounting fees		188,714
Distribution services fee (Note 5)		693,657
Other service fees (Notes 2 and 5)		1,024,768
Share registration costs		88,353
Printing and postage		41,680
Miscellaneous (Note 5)		28,256
TOTAL EXPENSES		9,180,839
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(655,651)
Reimbursement of other operating expenses (Notes 2 and 5)	(411,929)
TOTAL WAIVER AND REIMBURSEMENTS		(1,067,580)
Net expenses			8,113,259
Net investment income			34,323,740
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(211,546) on sales of investments in affiliated holdings)			1,661,574
Net realized gain on futures contracts			1,161,291
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(3,083,588) on investments in affiliated holdings)			(7,387,915)
Net change in unrealized depreciation of futures contracts			(240,824)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(4,805,874)
Change in net assets resulting from operations			$29,517,866
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended March 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,323,740	$22,737,230
Net realized gain	2,822,865	1,220,797
Net change in unrealized appreciation/depreciation	(7,628,739)	19,791,896
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,517,866	43,749,923
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(12,762,562)	(10,135,301)
Class C Shares	(1,226,063)	(921,388)
Institutional Shares	(20,373,934)	(11,636,251)
Class R6 Shares	(27,344)	(1)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(34,389,903)	(22,692,941)
Share Transactions:
Proceeds from sale of shares	520,766,114	516,147,357
Net asset value of shares issued to shareholders in payment of distributions declared	31,025,533	19,843,462
Cost of shares redeemed	(413,427,620)	(268,832,110)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	138,364,027	267,158,709
Change in net assets	133,491,990	288,215,691
Net Assets:
Beginning of period	859,866,361	571,650,670
End of period (including undistributed net investment income of $23,580 and $50,558, respectively)	$993,358,351	$859,866,361
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2018
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more
Annual Shareholder Report

current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in net investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to
Annual Shareholder Report

each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,067,580 is disclosed in various locations in this Note 2 and Note 5. For the year ended March 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$190,944	$(117,028)
Class C Shares	36,116	(24,345)
Institutional Shares	378,596	(270,556)
Class R6 Shares	67	—
TOTAL	$605,723	$(411,929)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This reimbursement can be modified or terminated at any time. For the year ended March 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$919,087
Class C Shares	105,681
TOTAL	$1,024,768
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase income and to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $55,974,948. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
Annual Shareholder Report

security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$373,264*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$1,161,291

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(240,824)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended March 31	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	20,269,038	$202,195,806	19,729,353	$195,488,418
Shares issued to shareholders in payment of distributions declared	1,274,363	12,715,300	1,019,667	10,089,390
Shares redeemed	(18,102,053)	(180,612,847)	(13,935,957)	(137,707,113)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	3,441,348	$34,298,259	6,813,063	$67,870,695

Year Ended March 31	2018		2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,413,670	$14,118,296	2,227,727	$22,122,344
Shares issued to shareholders in payment of distributions declared	117,223	1,170,923	88,730	878,888
Shares redeemed	(1,139,001)	(11,376,413)	(1,152,164)	(11,421,086)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	391,892	$3,912,806	1,164,293	$11,580,146

Year Ended March 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	30,308,812	$302,412,811	30,070,784	$298,536,495
Shares issued to shareholders in payment of distributions declared	1,715,042	17,111,970	896,157	8,875,184
Shares redeemed	(22,114,466)	(220,512,001)	(12,128,130)	(119,703,911)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,909,388	$99,012,780	18,838,811	$187,707,768

Year Ended March 31	2018		2017[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	204,390	$2,039,201	10	$100
Shares issued to shareholders in payment of distributions declared	2,744	27,340	—	—
Shares redeemed	(93,027)	(926,359)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	114,107	$1,140,182	10	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	13,856,735	$138,364,027	26,816,177	$267,158,709
1	Reflects operations for the period from December 27, 2016 (date of initial investment) to March 31, 2017.
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for discount accretion/premium amortization on debt securities.
For the year ended March 31, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$39,185	$(39,185)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$34,389,903	$22,692,941
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of March 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$40,608
Net unrealized depreciation	$(8,535,166)
Capital loss carryforwards	$(2,548,615)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and mark-to-market on futures contracts.
At March 31, 2018, the cost of investments for federal tax purposes was $1,001,646,540. The net unrealized depreciation of investments for federal tax purposes was $8,535,166. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,873,223 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,408,389. The amounts presented are inclusive of derivative contracts.
At March 31, 2018, the Fund had a capital loss carryforward of $2,548,615 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$2,548,615	$2,548,615
The Fund used capital loss carryforwards of $2,478,282 to offset capital gains realized during the year ended March 31, 2018.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2018, the Adviser voluntarily waived $644,689 of its fee and reimbursed $411,929 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2018, the Adviser reimbursed $10,962.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$367,635
Class C Shares	326,022
TOTAL	$693,657
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2018, FSC retained $96,421 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2018, FSC did not retain sales charges from the sale of the Class A Shares. FSC retained $454 and $16,152 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the year ended March 31, 2018, FSSC received $1,875 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.69%, 0.69% and 0.68% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2019; or (b) the date of the Fund's
Annual Shareholder Report

next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2018, were as follows:
Purchases	$291,181,906
Sales	$142,152,623
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2018, the Fund had no outstanding loans. During the year ended March 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2018, there were no outstanding loans. During the year ended March 31, 2018, the program was not utilized.
9. subsequent events
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF federated income securities trust and shareholders of Federated Floating Rate Strategic Income Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Floating Rate Strategic Income Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of March 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
May 24, 2018

Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,013.50	$5.12
Class C Shares	$1,000	$1,010.20	$8.37
Institutional Shares	$1,000	$1,015.20	$3.37
Class R6 Shares	$1,000	$1,015.30	$3.32
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.80	$5.14
Class C Shares	$1,000	$1,016.60	$8.40
Institutional Shares	$1,000	$1,021.60	$3.38
Class R6 Shares	$1,000	$1,021.60	$3.33
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.02%
Class C Shares	1.67%
Institutional Shares	0.67%
Class R6 Shares	0.66%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: November 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Floating Rate Strategic Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Annual Shareholder Report

expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C597
CUSIP 31420C670
CUSIP 31420C571
Q450751 (5/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
March 31, 2018
Share Class | Ticker	A | FUSGX	B | FUSBX	C | FUSCX

Federated Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2017 through March 31, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Fund for U.S. Government Securities (the “Fund”), based on net asset value for the 12-month reporting period ended March 31, 2018, was 0.15% for the Class A Shares, -0.74% for the Class B Shares and -0.61% for the Class C Shares. The 0.15% total return of the Class A Shares consisted of 2.32% in taxable dividends and -2.17% of price depreciation in the net asset value of the shares. The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS),1 the Fund's broad-based securities market index, returned 0.77% for the same period. The total return of the Lipper U.S. Mortgage Funds Average (LUSMFA),2 a peer group average for the Fund, was 1.11% for the same period. The Fund's and the LUSMFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBMBS.
The most significant factors affecting the Fund's performance relative to the BBMBS were (a) duration strategy;3 (b) sector allocation; and (c) security selection.4
The following discussion will focus on the performance of the Fund's Class A Shares.
MARKET OVERVIEW
Moderate economic growth, fueled by increases in consumer confidence, home appreciation and consumer wealth, provided sufficient support for policymakers to tighten monetary policy. The Conference Board's Consumer Confidence Index reached its highest level since 2000 as personal balance sheets were buoyed by gains in home prices, employment income and rising equity markets. Business payrolls increased by over 2.2 million jobs, and the unemployment rate declined from 4.5% to 4.1% during the reporting period.
Global economic growth was generally strong as many regions posted faster expansion. While worldwide growth appeared to be more synchronized, central bank policies were divergent with the U.S. moving to tighten monetary policy while central banks in Asia and Europe remained highly accommodative. The Federal Reserve (the “Fed”) acted to decrease the degree of monetary policy accommodation given the strong economic backdrop. The federal funds target rate was increased by 25 basis points on three separate occasions to end the period in a range of 1.50% to 1.75%. Additionally, to tighten monetary policy, policymakers tapered the reinvestment of Treasury and mortgage-backed securities (MBS)5 held by the Fed, allowing the balance sheet to shrink. Tightening of monetary policy resulted in higher rates across the yield curve with shorter maturities rising to a greater degree, resulting in a flatter yield curve.
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Although Treasury yields moved markedly higher, fixed-income sectors outside of Treasuries benefited from higher incremental yield and, in many cases, robust demand, to post strong relative performance. With the exception of Ginnie Mae mortgage securities, residential and commercial MBS as well as asset-backed securities (ABS) posted positive excess returns during the reporting period. The 2-year and 10-year U.S. Treasury yields increased 101 and 35 basis points to yield 2.27% and 2.74%, respectively, during the reporting period.6
DURATION
The Fund's interest rate stance was generally below that of the benchmark based on expectations for higher market yields. Specifically, the portfolio was positioned more aggressively in the latter part of the reporting period after longer maturity yields declined in the first half. Yields rose in the second half of the reporting period, and lower interest rate sensitivity, relative to that of the BBMBS, reduced exposure to the negative impact of higher market rates. This interest rate stance was achieved through the use of traditional cash bond investments as well as derivatives in the form of Treasury futures contracts.7 Duration strategy, therefore, made a beneficial impact on Fund performance during the reporting period.
Sector Allocation
Sector strategy consisted of a significant underweight position to Ginnie Mae MBS and exposure to commercial and auto-related ABS. Ginnie Mae MBS performance lagged relative to mortgage securities issued by Fannie Mae and Freddie Mac as elevated prepayment speeds resulted in slack demand. Commercial MBS and auto ABS performed strongly. Sector strategy proved advantageous and positively impacted Fund performance during the reporting period.
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Security selection
Holdings within the government-issued mortgage portfolio, specifically Fannie Mae-issued MBS, performed well, providing incrementally better performance. Additionally, private-issue residential MBS positively impacted performance as the price differential between government and non-guaranteed MBS converged. Thus, security selection aided Fund performance during the reporting period.
1	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBMBS.
2	Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LUSMFA.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4	The impact of these factors on Fund performance relative to the index is discussed below and in terms of fund gross performance (i.e., without regard to actual cash flows, transaction costs and other expenses).
5	The value of some mortgage-backed securities may be particularly sensitive to changes in the prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
6	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
7	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Fund for U.S. Government Securities (the “Fund”) from March 31, 2008 to March 31, 2018, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2018
■	Total returns shown for Class A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00% as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of the additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 3/31/2018
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-4.39%	0.18%	2.02%
Class B Shares	-6.12%	-0.07%	1.89%
Class C Shares	-1.59%	0.33%	1.73%
BBMBS	0.77%	1.80%	3.46%
LUSMFA	1.11%	1.67%	3.50%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BBMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BBMBS tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
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Portfolio of Investments Summary Table (unaudited)
At March 31, 2018, the Fund's portfolio composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	90.5%
Asset-Backed Securities	3.9%
Non-Agency Mortgage-Backed Securities	3.3%
U.S. Government Agency Commercial Mortgage-Backed Securities	1.0%
Cash Equivalents[2]	1.3%
Other Assets and Liabilities—Net[3,4]	0.0%
TOTAL	100.0%
1	See the Fund's prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
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Portfolio of Investments
March 31, 2018
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—90.5%
	Federal Home Loan Mortgage Corporation—40.3%
$1,506,978	3.000%, 3/1/2032	$1,507,580
2,424,442	3.000%, 12/1/2032	2,423,137
1,689,848	3.000%, 2/1/2033	1,691,842
6,114,449	3.000%, 8/1/2043	6,007,279
8,364,736	3.000%, 5/1/2045	8,194,598
933,461	3.000%, 5/1/2046	913,016
5,691,934	3.000%, 12/1/2046	5,561,931
14,914,891	3.000%, 1/1/2047	14,560,253
3,583,982	3.000%, 1/1/2047	3,498,764
4,665,561	3.000%, 2/1/2047	4,554,626
4,799,251	3.500%, 4/1/2042	4,856,261
3,525,534	3.500%, 4/1/2042	3,567,413
2,737,253	3.500%, 7/1/2042	2,768,913
4,358,617	3.500%, 8/1/2042	4,404,263
2,204,296	3.500%, 9/1/2043	2,224,625
2,964,785	3.500%, 10/1/2046	2,980,084
1,963,397	3.500%, 11/1/2047	1,971,687
871,924	4.000%, 8/1/2025	900,891
6,465,653	4.000%, 12/1/2041	6,688,680
850,264	4.000%, 1/1/2042	879,593
157,320	4.500%, 2/1/2024	163,145
398,495	4.500%, 6/1/2024	413,396
274,184	4.500%, 11/1/2039	289,938
628,305	4.500%, 4/1/2040	664,013
898,638	4.500%, 5/1/2040	949,428
1,546,160	4.500%, 5/1/2040	1,633,547
480,902	4.500%, 8/1/2040	508,082
2,094,832	4.500%, 9/1/2040	2,213,229
1,261,616	4.500%, 9/1/2040	1,332,921
1,815,307	4.500%, 9/1/2041	1,941,732
54,566	5.000%, 7/1/2020	55,595
639,047	5.000%, 1/1/2034	688,563
1,355,721	5.000%, 5/1/2034	1,461,186
155,492	5.000%, 2/1/2039	168,043
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Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$493,709	5.000%, 3/1/2039	$533,560
342,574	5.000%, 7/1/2039	370,172
771,439	5.000%, 9/1/2039	833,587
1,359,230	5.000%, 10/1/2039	1,468,731
17,288	5.500%, 3/1/2021	17,860
3,645,766	5.500%, 5/1/2034	3,986,652
524,355	5.500%, 12/1/2035	575,553
563,238	5.500%, 5/1/2036	617,241
47,636	5.500%, 6/1/2036	52,411
645,785	5.500%, 6/1/2036	708,418
89,666	5.500%, 9/1/2037	98,300
39,038	6.000%, 2/1/2032	43,622
322,792	6.500%, 10/1/2037	363,366
32,911	6.500%, 4/1/2038	37,044
46,274	6.500%, 10/1/2038	52,179
4,903	6.500%, 10/1/2038	5,561
297,260	7.000%, 12/1/2031	342,338
5,516	7.500%, 1/1/2021	5,803
92,185	7.500%, 1/1/2027	103,956
3,081	7.500%, 12/1/2029	3,554
80,366	7.500%, 5/1/2030	91,724
28,817	7.500%, 1/1/2031	33,461
113,425	7.500%, 2/1/2031	131,688
5,081	7.500%, 8/1/2031	5,918
	TOTAL	103,120,953
	Federal National Mortgage Association—44.1%
9,136,867	2.500%, 5/1/2028	9,015,701
1,831,610	2.500%, 3/1/2031	1,799,879
2,452,242	3.000%, 12/1/2032	2,451,689
2,429,367	3.000%, 12/1/2032	2,428,819
2,472,483	3.000%, 1/1/2033	2,473,857
2,532,924	3.000%, 10/1/2046	2,475,073
2,512,879	3.000%, 1/1/2047	2,453,915
2,927,458	3.000%, 4/1/2047	2,858,765
483,980	3.500%, 12/1/2040	488,689
6,680,559	3.500%, 8/1/2042	6,766,440
4,620,678	3.500%, 9/1/2042	4,680,078
Annual Shareholder Report
8

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$5,917,473	3.500%, 12/1/2042	$5,975,052
875,224	3.500%, 12/1/2042	886,202
6,140,677	3.500%, 4/1/2043	6,230,172
928,148	3.500%, 5/1/2043	936,889
2,875,433	3.500%, 11/1/2045	2,894,426
1,335,064	3.500%, 7/1/2046	1,346,386
1,342,265	3.500%, 9/1/2046	1,353,648
5,605,262	4.000%, 12/1/2031	5,834,301
1,493,497	4.000%, 2/1/2041	1,547,055
4,015,578	4.000%, 12/1/2041	4,159,582
723,528	4.000%, 12/1/2041	749,475
5,674,406	4.000%, 3/1/2042	5,878,785
3,090,389	4.000%, 4/1/2042	3,200,249
4,084,138	4.000%, 1/1/2044	4,227,410
4,110,132	4.000%, 6/1/2044	4,242,114
75,073	4.500%, 12/1/2019	75,764
1,432,524	4.500%, 10/1/2040	1,513,657
3,206,271	4.500%, 3/1/2041	3,387,862
123,611	4.500%, 6/1/2041	130,612
1,633,755	4.500%, 1/1/2042	1,726,285
3,554,846	4.500%, 6/1/2044	3,747,291
2,971,395	4.500%, 2/1/2048	3,118,443
389,638	5.000%, 1/1/2024	407,469
1,659,950	5.000%, 7/1/2034	1,789,981
104,691	5.000%, 11/1/2035	112,979
393,070	5.000%, 1/1/2039	424,828
1,076,006	5.000%, 7/1/2039	1,162,774
229,854	5.000%, 10/1/2039	248,389
1,455,733	5.000%, 11/1/2039	1,572,895
514,317	5.000%, 12/1/2039	555,711
130,121	5.000%, 1/1/2040	140,594
803,638	5.500%, 9/1/2034	879,758
198,054	5.500%, 6/1/2035	216,906
183,545	5.500%, 8/1/2035	201,917
329,845	5.500%, 9/1/2037	361,488
18,331	6.000%, 10/1/2028	20,136
7,558	6.000%, 11/1/2028	8,195
Annual Shareholder Report
9

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$7,305	6.000%, 11/1/2028	$8,077
688	6.000%, 12/1/2028	758
12,228	6.000%, 12/1/2028	13,203
16,197	6.000%, 12/1/2028	17,814
13,705	6.000%, 12/1/2028	15,037
21,028	6.000%, 12/1/2028	23,248
2,923	6.000%, 1/1/2029	3,207
16,316	6.000%, 1/1/2029	17,936
4,155	6.000%, 1/1/2029	4,557
662	6.000%, 1/1/2029	728
19,660	6.000%, 1/1/2029	21,625
1,003	6.000%, 3/1/2029	1,106
638	6.000%, 3/1/2029	706
55,253	6.000%, 5/1/2029	60,767
66,662	6.000%, 5/1/2029	73,246
883	6.000%, 11/1/2029	972
45,414	6.000%, 11/1/2029	50,175
8,242	6.000%, 4/1/2031	9,050
675,124	6.000%, 11/1/2034	753,674
51,088	6.000%, 5/1/2036	57,096
43,524	6.000%, 6/1/2036	48,683
78,863	6.000%, 7/1/2036	88,317
245,664	6.000%, 9/1/2037	274,294
199,118	6.000%, 2/1/2038	222,527
112,087	6.000%, 4/1/2038	124,828
54,367	6.500%, 5/1/2031	61,180
32,395	6.500%, 6/1/2031	36,443
60,134	6.500%, 4/1/2032	67,338
39,844	6.500%, 11/1/2035	44,639
285,420	6.500%, 9/1/2036	321,690
796,086	6.500%, 8/1/2037	898,096
96,763	7.000%, 8/1/2028	109,177
50,545	7.000%, 10/1/2028	56,954
24,185	7.000%, 6/1/2029	27,567
7,781	7.000%, 11/1/2031	8,995
216	7.000%, 11/1/2031	250
7,446	7.000%, 12/1/2031	8,617
Annual Shareholder Report
10

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$96,568	7.000%, 12/1/2031	$111,142
2,906	7.000%, 12/1/2031	3,367
1,328	7.000%, 1/1/2032	1,530
1,125	7.500%, 1/1/2030	1,298
	TOTAL	112,808,499
	Government National Mortgage Association—6.1%
6,236,255	3.500%, 12/15/2040	6,313,880
1,644,155	3.500%, 2/20/2046	1,666,162
4,453,302	3.500%, 8/20/2047	4,499,688
323,158	5.000%, 11/20/2038	339,939
107,497	5.000%, 12/20/2038	115,665
191,002	5.000%, 5/20/2039	204,562
791,978	5.000%, 8/20/2039	858,194
354,253	5.000%, 9/20/2039	383,871
331,022	5.500%, 12/20/2038	361,692
273,913	6.000%, 9/20/2038	307,696
53,470	7.500%, 12/15/2023	58,287
12,228	7.500%, 1/15/2026	13,887
15,761	7.500%, 2/15/2026	17,664
212,870	7.500%, 2/15/2028	245,974
5,545	7.500%, 6/15/2029	6,267
3,879	7.500%, 7/15/2029	4,479
913	7.500%, 7/15/2029	1,051
1,913	7.500%, 7/15/2029	2,034
5,072	7.500%, 9/15/2029	5,881
667	7.500%, 9/15/2029	764
10,272	7.500%, 10/15/2029	11,880
6,200	7.500%, 10/15/2029	7,217
2,762	7.500%, 10/15/2029	3,134
11,675	7.500%, 10/15/2029	13,535
59,553	7.500%, 6/15/2030	69,284
32,937	7.500%, 6/15/2030	38,319
86,075	7.500%, 7/15/2030	100,140
80,326	8.250%, 10/15/2030	96,812
	TOTAL	15,747,958
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $229,986,063)	231,677,410
Annual Shareholder Report
11

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—3.9%
		Auto Receivables—2.9%
$4,570,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	$4,586,387
2,900,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,924,282
		TOTAL	7,510,669
		Other—1.0%
766,575		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	767,717
1,024,438		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	1,025,810
711,379		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	710,976
		TOTAL	2,504,503
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,969,807)	10,015,172
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.3%
		Non-Agency Mortgage-Backed Securities—3.3%
261,982		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	197,257
752,269		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	748,012
1,838,390		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,823,398
96,967	[1]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	71,426
274,092		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	272,841
1,423,959		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,317,322
1,118,391		Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,142,054
2,811,309		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,795,533
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,653,981)	8,367,843
		COMMERCIAL MORTGAGE-BACKED SECURITY—1.0%
		Agency Commercial Mortgage-Backed Securities—1.0%
2,569,980		FHLMC REMIC K060 A1, 2.958%, 7/25/2026 (IDENTIFIED COST $2,621,318)	2,564,730
Annual Shareholder Report
12

Principal Amount or Shares		Value
	INVESTMENT COMPANY—1.3%
3,291,650	Federated Government Obligations Fund, Premier Shares, 1.57%[2] (IDENTIFIED COST $3,291,650)	$3,291,650
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $254,522,819)[3]	255,916,805
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	15,237
	TOTAL NET ASSETS—100%	$255,932,042
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended March 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 3/31/2017	9,679,678
Purchases/Additions	84,847,567
Sales/Reductions	(91,235,595)
Balance of Shares Held 3/31/2018	3,291,650
Value	$3,291,650
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$67,812
1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $254,591,213.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
13

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$231,677,410	$—	$231,677,410
Asset-Backed Securities	—	10,015,172	—	10,015,172
Collateralized Mortgage Obligations	—	8,367,843[1]	—	8,367,843
Commercial Mortgage-Backed Security	—	2,564,730	—	2,564,730
Investment Company	3,291,650	—	—	3,291,650
TOTAL SECURITIES	$3,291,650	$252,625,155	$—	$255,916,805
1	Includes $103,544 of a collateralized mortgage obligation transferred from Level 3 to Level 2 because observable market data was available for the security. This transfer represents the value of the security at the beginning of the period.
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.37	$7.54	$7.63	$7.49	$7.74
Income From Investment Operations:
Net investment income[1]	0.17	0.16	0.18	0.19	0.17
Net realized and unrealized gain (loss)	(0.16)	(0.16)	(0.08)	0.15	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	0.01	—	0.10	0.34	(0.04)
Less Distributions:
Distributions from net investment income	(0.17)	(0.17)	(0.19)	(0.20)	(0.21)
Net Asset Value, End of Period	$7.21	$7.37	$7.54	$7.63	$7.49
Total Return[2]	0.15%	(0.03)%	1.30%	4.64%	(0.49)%
Ratios to Average Net Assets:
Net expenses	0.96%	0.91%	0.92%	0.94%	0.90%
Net investment income	2.28%	2.17%	2.39%	2.54%	2.21%
Expense waiver/reimbursement[3]	0.00%[4]	0.01%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$236,461	$295,523	$329,055	$367,904	$390,752
Portfolio turnover	45%	91%[5]	56%	65%	252%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	34%	43%	28%	26%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
5	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.38	$7.55	$7.63	$7.49	$7.75
Income From Investment Operations:
Net investment income[1]	0.11	0.11	0.12	0.14	0.11
Net realized and unrealized gain (loss)	(0.16)	(0.17)	(0.07)	0.15	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	(0.05)	(0.06)	0.05	0.29	(0.11)
Less Distributions:
Distributions from net investment income	(0.12)	(0.11)	(0.13)	(0.15)	(0.15)
Net Asset Value, End of Period	$7.21	$7.38	$7.55	$7.63	$7.49
Total Return[2]	(0.74)%	(0.78)%	0.66%	3.85%	(1.38)%
Ratios to Average Net Assets:
Net expenses	1.71%	1.66%	1.67%	1.69%	1.65%
Net investment income	1.54%	1.42%	1.63%	1.79%	1.45%
Expense waiver/reimbursement[3]	0.00%[4]	0.01%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,024	$5,447	$7,608	$10,005	$13,870
Portfolio turnover	45%	91%[5]	56%	65%	252%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	34%	43%	28%	26%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
5	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$7.37	$7.54	$7.63	$7.48	$7.74
Income From Investment Operations:
Net investment income[1]	0.11	0.11	0.12	0.14	0.11
Net realized and unrealized gain (loss)	(0.15)	(0.17)	(0.08)	0.16	(0.22)
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	(0.06)	0.04	0.30	(0.11)
Less Distributions:
Distributions from net investment income	(0.12)	(0.11)	(0.13)	(0.15)	(0.15)
Net Asset Value, End of Period	$7.21	$7.37	$7.54	$7.63	$7.48
Total Return[2]	(0.61)%	(0.78)%	0.53%	4.00%	(1.38)%
Ratios to Average Net Assets:
Net expenses	1.71%	1.66%	1.67%	1.69%	1.65%
Net investment income	1.53%	1.42%	1.64%	1.79%	1.45%
Expense waiver/reimbursement[3]	0.00%[4]	0.01%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,447	$25,271	$31,803	$32,987	$36,992
Portfolio turnover	45%	91%[5]	56%	65%	252%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	34%	43%	28%	26%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
5	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
March 31, 2018
Assets:
Investment in securities, at value including $3,291,650 of investment in an affiliated holding (identified cost $254,522,819)		$255,916,805
Income receivable		744,708
Income receivable from affiliated holdings		5,260
Receivable for investments sold		3,140,190
Receivable for shares sold		24,945
TOTAL ASSETS		259,831,908
Liabilities:
Payable for investments purchased	$3,201,088
Payable for shares redeemed	306,598
Income distribution payable	85,513
Payable to adviser (Note 5)	8,238
Payable for administrative fees (Note 5)	1,685
Payable for Directors'/Trustees' fees (Note 5)	112
Payable for portfolio accounting fees	86,873
Payable for distribution services fee (Note 5)	12,596
Payable for other service fees (Notes 2 and 5)	85,080
Accrued expenses (Note 5)	112,083
TOTAL LIABILITIES		3,899,866
Net assets for 35,516,834 shares outstanding		$255,932,042
Net Assets Consist of:
Paid-in capital		$263,247,843
Net unrealized appreciation		1,393,986
Accumulated net realized loss		(8,704,827)
Distributions in excess of net investment income		(4,960)
TOTAL NET ASSETS		$255,932,042
Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($236,461,329 ÷ 32,815,037 shares outstanding), no par value, unlimited shares authorized	$7.21
Offering price per share (100/95.50 of $7.21)	$7.55
Redemption proceeds per share	$7.21
Class B Shares:
Net asset value per share ($3,023,714 ÷ 419,371 shares outstanding), no par value, unlimited shares authorized	$7.21
Offering price per share	$7.21
Redemption proceeds per share (94.50/100 of $7.21)	$6.81
Class C Shares:
Net asset value per share ($16,446,999 ÷ 2,282,426 shares outstanding), no par value, unlimited shares authorized	$7.21
Offering price per share	$7.21
Redemption proceeds per share (99.00/100 of $7.21)	$7.14
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended March 31, 2018
Investment Income:
Interest			$9,424,574
Dividends received from an affiliated holding, see footnotes to Portfolio of Investments			67,812
TOTAL INCOME			$9,492,386
Expenses:
Investment adviser fee (Note 5)		$1,169,392
Administrative fee (Note 5)		233,250
Custodian fees		25,899
Transfer agent fee		357,144
Directors'/Trustees' fees (Note 5)		3,845
Auditing fees		31,286
Legal fees		9,856
Portfolio accounting fees		149,270
Distribution services fee (Note 5)		185,136
Other service fees (Notes 2 and 5)		728,485
Share registration costs		50,160
Printing and postage		33,615
Miscellaneous (Note 5)		22,581
TOTAL EXPENSES		2,999,919
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(5,339)
Reimbursement of other operating expenses (Note 2)	(2,061)
TOTAL WAIVER AND REIMBURSEMENTS		(7,400)
Net expenses			2,992,519
Net investment income			6,499,867
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			859,314
Net change in unrealized appreciation of investments			(6,835,107)
Net realized and unrealized loss on investments			(5,975,793)
Change in net assets resulting from operations			$524,074
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets
Year Ended March 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,499,867	$7,421,945
Net realized gain (loss)	859,314	(333,456)
Net change in unrealized appreciation/depreciation	(6,835,107)	(7,322,800)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	524,074	(234,311)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,250,950)	(7,134,534)
Class B Shares	(63,624)	(97,200)
Class C Shares	(318,938)	(441,862)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,633,512)	(7,673,596)
Share Transactions:
Proceeds from sale of shares	12,554,828	23,856,093
Net asset value of shares issued to shareholders in payment of distributions declared	5,502,724	6,435,260
Cost of shares redeemed	(82,257,329)	(64,607,104)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(64,199,777)	(34,315,751)
Change in net assets	(70,309,215)	(42,223,658)
Net Assets:
Beginning of period	326,241,257	368,464,915
End of period (including undistributed (distributions in excess of) net investment income of $(4,960) and $79,691, respectively)	$255,932,042	$326,241,257
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Notes to Financial Statements
March 31, 2018
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
Effective June 1, 2015, Class B Shares were closed to new accounts and to new investors.
Effective August 1, 2015, the Fund's Class B Shares were closed to exchanges from Class B Shares of other Federated Funds and to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Reinvestment of dividends and capital gains will continue uninterrupted. Effective February 1, 2018, exchanges of the Fund's Class B Shares were permitted only into Class B Shares of Federated Government Reserves Fund.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based
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on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $7,400 is disclosed in various locations in this Note 2 and Note 5. For the year ended March 31, 2018, the Custodian reimbursed $2,061 of custody fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended March 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$667,026
Class B Shares	10,215
Class C Shares	51,244
TOTAL	$728,485
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the
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specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At March 31, 2018, the Fund had no outstanding futures contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize capital stock activity:
Year Ended March 31	2018		2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,426,949	$10,494,150	2,491,183	$18,675,700
Shares issued to shareholders in payment of distributions declared	699,989	5,144,162	793,877	5,947,106
Shares redeemed	(9,385,608)	(69,057,402)	(6,830,639)	(51,051,827)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,258,670)	$(53,419,090)	(3,545,579)	$(26,429,021)

Year Ended March 31	2018		2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	120	$1,918	2,787	$21,110
Shares issued to shareholders in payment of distributions declared	8,344	61,421	12,555	94,129
Shares redeemed	(327,334)	(2,413,576)	(285,137)	(2,136,499)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(318,870)	$(2,350,237)	(269,795)	$(2,021,260)

Year Ended March 31	2018		2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	279,344	$2,058,760	687,388	$5,159,283
Shares issued to shareholders in payment of distributions declared	40,422	297,141	52,602	394,025
Shares redeemed	(1,464,929)	(10,786,351)	(1,529,201)	(11,418,778)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,145,163)	$(8,430,450)	(789,211)	$(5,865,470)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(8,722,703)	$(64,199,777)	(4,604,585)	$(34,315,751)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions and expiration of capital loss carryforwards.
For the year ended March 31, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(8,847,229)	$48,994	$8,798,235
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Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income	$6,633,512	$7,673,596
As of March 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$(5,298)
Unrealized appreciation (depreciation)	$1,325,592
Capital loss carryforwards	$(8,636,095)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions and REMIC adjustments.
At March 31, 2018, the cost of investments for federal tax purposes was $254,591,213. The net unrealized appreciation of investments for federal tax purposes was $1,325,592. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,663,166 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,337,574.
At March 31, 2018, the Fund had a capital loss carryforward of $8,636,095 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Short-Term	Long-Term	Total
$8,195,844	$440,251	$8,636,095
Capital loss carryforwards of $8,847,229 expired during the year ended March 31, 2018.
The Fund used capital loss carryforwards of $701,055 to offset capital gains realized during the year ended March 31, 2018.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund's average daily net asset as shown in the chart below plus 4.50% of the Fund's gross income. The Adviser may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2018, the Adviser voluntarily waived $334 of its fee.
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The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2018, the Adviser reimbursed $5,005.
Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
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FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$30,646
Class C Shares	154,490
TOTAL	$185,136
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2018, FSC retained $35,277 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2018, FSC retained $2,700 in sales charges from the sale of Class A Shares. FSC also retained $253 of CDSC relating to redemptions of Class A Shares, $5,688 of CDSC relating to redemptions of Class B Shares and $2,027 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended March 31, 2018, FSSC received $271,525 of the other service fees disclosed in Note 2.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2018, were as follows:
Purchases	$—
Sales	$17,124,181
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum
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equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2018, the Fund had no outstanding loans. During the year ended March 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2018, there were no outstanding loans. During the year ended March 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENTs
Effective June 18, 2018, Class B Shares may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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Report of Independent Registered Public Accounting Firm
TO THE board of trustees of federated income securities
trust and SHAREHOLDERS OF Federated Fund for
U.S. Government Securities:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Fund for U.S. Government Securities (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of March 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
May 24, 2018

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Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$987.20	$4.81
Class B Shares	$1,000	$982.10	$8.55
Class C Shares	$1,000	$983.40	$8.51
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.10	$4.89
Class B Shares	$1,000	$1,016.30	$8.70
Class C Shares	$1,000	$1,016.30	$8.65
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.97%
Class B Shares	1.73%
Class C Shares	1.72%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised eight portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, Cardinal Wuerl North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.)
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 2000	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
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Evaluation and Approval of Advisory Contract–May 2017
Federated Fund for U.S. Government Securities (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated
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funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should
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not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
28390 (5/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $215,230

Fiscal year ended 2017 - $241,610

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $12,471

Fiscal year ended 2017 - $7,000

Fiscal year ended 2018- Audit consent fees for N-1a filings.

Fiscal year ended 2017- Audit consent fees for N-1a filings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $38,442 respectively. Fiscal year ended 2017- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018 - $904,296

Fiscal year ended 2017 - $253,049

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter.

If it were to be determined that the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2018